Lease Liability - Schedule of Lease Liiability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Lease Liiability [Abstract]
Balance, start of year	$ 91	$ 235
Additions	430
Modifications	119
Interest on lease liability recognized in net loss	36	18
Termination of leases	(3)
Lease payments for the year	(240)	(162)
Balance, end of year	433	91
Less current portion	216	88
Long-term lease liability	$ 217	$ 3